Geographic information (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Segment Reporting Information [Line Items]
Net Revenue	$ 1,838,961	[1]	$ 1,992,269	[1]	$ 2,583,058
PUERTO RICO
Segment Reporting Information [Line Items]
Net Revenue	1,423,912	[1]	1,551,518	[1]	2,138,629
UNITED STATES
Segment Reporting Information [Line Items]
Net Revenue	316,906	[1]	347,460	[1]	339,664
Other Countries [Member]
Segment Reporting Information [Line Items]
Net Revenue	$ 98,143	[1]	$ 93,291	[1]	$ 104,765

[1]	Total revenues include net interest income, service charges on deposit accounts, other service fees, net (loss) gain on sale and valuation adjustments of investment securities, trading account (loss) profit, net gain on sale of loans and valuation adjustments on loans held-for-sale, adjustments to indemnity reserves on loans sold, FDIC loss share (expense) income, fair value change in equity appreciation instrument, gain on sale of processing and technology business and other operating income.